STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - John Deere Tax Deferred Savings Plan for Wage Employees - USD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
PARTICIPANT-DIRECTED INVESTMENTS
Investment in John Deere Savings Plans Master Trust	$ 2,041,228	$ 1,733,050
Participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
RECEIVABLES - Loans to participants	$ 37,679	$ 35,121
NET ASSETS AVAILABLE FOR BENEFITS	$ 2,078,907	$ 1,768,171